CONCENTRATION OF RISKS (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONCENTRATION OF RISKS
Currency Appreciation (Depreciation), Percentage	2.30%	6.30%	(1.30%)